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E-Mail: cberquist@bestlaw.com

December 23, 2004

Securities and Exchange Commission
450 Fifth Street Northwest
Washington, D.C. 20549

Re:    Insignia Systems, Inc.

Dear Sir or Madam:

Enclosed for filing is Form S-3 to register 2,490,000 shares of common stock of the above registrant. The registrant has instructed its bank to transmit the filing fee by wire transfer.

Please direct any comments to the undersigned or Jim Diracles in this office.

Sincerely,

BEST & FLANAGAN LLP

By:   Charles C. Berquist

CCB/kmk

Encl.